Fair Value - Investments Carried at Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Private fund—real estate
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Expected life of investment	8 years		8 years
Expected life of investment, extension increment period	1 year	1 year
Expected life of investment, extension period threshold	2 years	2 years
Recurring | Fair Value Measured at Net Asset Value Per Share | Private fund—real estate
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	$ 16,711	$ 12,617
Unfunded Commitments	10,153	13,658
Recurring | Fair Value Measured at Net Asset Value Per Share | Private funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value		21,674
Unfunded Commitments		0
Recurring | Fair Value Measured at Net Asset Value Per Share | Retail Companies—real estate
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	14,312	11,990
Unfunded Commitments	$ 0	$ 0